SHARE LISTING EXPENSE - Additional information (Details)			12 Months Ended
	Dec. 31, 2024 EUR (€) € / shares shares	Apr. 30, 2024 EUR (€) € / shares shares	Dec. 31, 2025 EUR (€) € / shares	Dec. 31, 2024 EUR (€) € / shares shares	Dec. 31, 2024 EUR (€) $ / shares shares
SHARE LISTING EXPENSE
Share listing expenses				€ 71,630,000
Minimum
SHARE LISTING EXPENSE
Fair value per warrant | € / shares		€ 0.25
Pegasus | SCHMID Group N.V
SHARE LISTING EXPENSE
Fair value of shares deemed issued (AxB)	€ 68,106,000			€ 68,106,000	€ 68,106,000
Pegasus closing price as of April 30, 2024 | (per share)				€ 9.61	€ (10.3)
Fair value of identifiable net assets	(3,529,000)	€ (3,500,000)		€ (3,529,000)	€ (3,529,000)
Current liabilities assumed	9,300,000	10,600,000		9,300,000	9,300,000
Amount recognised as of the acquisition date for deferred underwriting commissions	7,500,000			7,500,000	7,500,000
Warrant liabilities assumed	€ 5,300,000	€ 1,400,000		€ 5,300,000	€ 5,300,000
Number of warrants issued | shares	21,000,000	17,000,000		21,000,000	21,000,000
Fair value per warrant | (per share)		€ 0.25	€ 1.24	€ 0.2519	€ 0.27
Share listing expenses		€ 71,600,000		€ 71,630,000
Decrease in fair value of warrant liabilities			€ 200,000
Fair value of the warrant liabilities			€ 26,100,000
Pegasus | Maximum | SCHMID Group N.V
SHARE LISTING EXPENSE
Fair value per warrant | € / shares	€ 0.24